Offerings - Offering: 1	Oct. 21, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.415
Maximum Aggregate Offering Price	$ 17,075,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,358.06
Offering Note	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.Amount Registered consists of up to 5,000,000 shares of common stock that may be issued to the Selling Stockholder pursuant to the Purchase Agreement between Beeline Holdings, Inc. and the Selling Stockholder pursuant to the Purchase Agreement and the Registration Statement.Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the common stock on The Nasdaq Capital Market on October 15, 2025, in accordance with Rule 457(c) of the Securities Act of 1933.